Employee Benefits - Summary of Employee Benefit Expense Recognized in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	$ (156)	$ (137)	$ (193)
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	(28)	(17)	(26)
Distribution expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	(9)	(5)	(11)
Sales and marketing expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	(18)	(4)	(16)
Administrative expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	(20)	3	(28)
Other Operating (Expense)/Income [Member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	(1)		(6)
Exceptional items [member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	7		1
Net Finance Cost [Member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	(87)	(114)	(107)
Defined Benefit Plan [Member]
Disclosure Of Employee Benefit Expenses [line items]
Current service costs	(72)	(67)	(72)
Administration costs	(19)	(23)	(14)
Past service cost due to plan amendments and curtailments	16	66	(3)
(Losses)/gains on due to experience and demographic assumption changes	6	1	3
Profit from operations	(69)	(23)	(86)
Net finance cost	(87)	(114)	(107)
Employee benefits expense	$ (156)	$ (137)	$ (193)